John Hancock Greater China Opportunities Fund
Supplement dated September 10, 2008 to the current
Class A, Class B, and Class C Shares Prospectus
Average annual total returns (%)	1 Year	Inception
as of 12-31-07		6-8-05
Class A before tax	40.71	46.44
After tax on distributions	37.40	44.48
After tax on distributions, with sale	26.55	39.68
Class B before tax	42.10	47.75
Class C before tax	45.99	48.34
MSCI China Index*	66.24	63.69
MSCI Golden Dragon Index*	37.96	33.82**

*Prior to September 10, 2008, the Fund compared its performance to MSCI China Index. The Fund changed the index to which it compares its performance to the MSCI Golden Dragon Index which better reflects the Fund's investment strategy of investing in greater China.
**Index return is as of closest month end to inception date.

Average annual total returns

These include sales charges. Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns After tax returns are shown for Class A shares only and would be different for the other classes. They are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

MSCI China Index An unmanaged market-capitalization-weighted index of Chinese companies available to non-domestic investors.

The MSCI Golden Dragon Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the China region. The MSCI Golden Dragon Index consisted of the following country indices: China, Hong Kong and Taiwan.

080PS 9/08

John Hancock Greater China Opportunities Fund
Supplement dated September 10, 2008 to the current
Class I Shares Prospectus
Average annual total returns (%)	1 Year	Inception
as of 12-31-07		6-8-05
Class I before tax	48.71	50.09
After tax on distributions	45.01	47.86
After tax on distributions, with sale	31.76	42.80
MSCI China Index*	66.24	63.69
MSCI Golden Dragon Index*	37.96	33.82**

*Prior to September 10, 2008, the Fund compared its performance to MSCI China Index. The Fund changed the index to which it compares its performance to the MSCI Golden Dragon Index which better reflects the Fund's investment strategy of investing in greater China.
**Index return is as of closest month end to fund inception date.

Average annual total returns

Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class I and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI China Index An unmanaged market-capitalization-weighted index of Chinese companies available to non-domestic investors.

The MSCI Golden Dragon Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the China region. The MSCI Golden Dragon Index consisted of the following country indices: China, Hong Kong and Taiwan.

08IPS 9/08

John Hancock Greater China Opportunities Fund
Supplement dated September 10, 2008 to the current
Class NAV Shares Prospectus
Average annual total returns (%)	1 Year	Inception
as of 12-31-07		12-27-06
Class NAV before tax	48.92	49.82
After tax on distributions	45.07	45.98
After tax on distributions, with sale	31.90	40.21
MSCI China Index*	66.24	63.69
MSCI Golden Dragon Index*	37.96	33.82**

*Prior to September 10, 2008, the Fund compared its performance to MSCI China Index. The Fund changed the index to which it compares its performance to the MSCI Golden Dragon Index which better reflects the Fund's investment strategy of investing in greater China.
**Index return is as of closest month end to fund inception date.

Average Annual Total Returns

Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class NAV and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

MSCI China Index An unmanaged market-capitalization-weighted index of Chinese companies available to non-domestic investors.

The MSCI Golden Dragon Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the China region. The MSCI Golden Dragon Index consisted of the following country indices: China, Hong Kong and Taiwan.

08NPS 9/08